Consolidated Statement of Stockholders' Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Stock Subscription	Accumulated Other Comprehensive Income / Loss	Accumulated Deficit	Treasury Stock	Total
Beginning balance, value at Dec. 31, 2012	$ 22	$ 3,025	$ 14,485,740	$ 0	$ 0	$ (13,418,302)	$ (31,501)	$ 1,038,984
Beginning balance, shares at Dec. 31, 2012	220,000	30,252,938					23,334
Stock purchases, shares		19,125,006
Stock purchases, amount		1,913	5,735,903	(175,000)				5,562,816
Offering costs			(182,184)					(182,184)
Stock grant, shares		2,402,969
Stock grant, amount		240	1,047,851					1,048,091
Option and warrant grants			716,983					716,983
Conversion of Preferred Stock, shares	(220,000)	528,000
Conversion of Preferred Stock, amount	(22)	53	(31)
Conversion of debt, shares		93,334
Conversion of debt, amount		9	27,991					28,000
Beneficial Conversion Feature			116,667					116,667
Stock issued in exchange for interest, value								0
Allocation of warrants attched to debt								0
Net Loss					1,268	(6,087,465)		(6,086,197)
Ending balance, value at Dec. 31, 2013	0	5,240	21,948,920	(175,000)	1,268	(19,505,767)	(31,501)	2,243,160
Ending balance, shares at Dec. 31, 2013	0	52,402,247					23,334
Stock purchases, shares		10,867,669
Stock purchases, amount		1,086	3,275,224	175,000				3,451,310
Stock issued for services, shares		784,000
Stock issued for services		79	366,462					366,541
Stock based compensation			3,117,807					3,117,807
Offering costs			(1,307,700)					(1,307,700)
Beneficial Conversion Feature			59,379					59,379
Exercise of options and warrants, shares		566,536
Exercise of options and warrants, value		57	149,943					150,000
Stock issued in exchange for interest, shares		62,791
Stock issued in exchange for interest, value		6	26,994					27,000
Allocation of warrants attched to debt			33,362					33,362
Stock issued for prepaid services, shares		135,000
Stock issued for prepaid services, value		14	53,041					53,055
Treasury share cancellation, shares			(31,501)				(23,334)
Treasury share cancellation, value							31,501
Net Loss					(3,504)	(10,506,099)		(10,509,603)
Ending balance, value at Dec. 31, 2014	$ 0	$ 6,482	$ 28,966,269	$ 0	$ (2,236)	$ (30,011,866)	$ 0	$ (1,041,351)
Ending balance, shares at Dec. 31, 2014	0	64,818,243					0